COLT DEPOSITOR III, LLC ABS-15G

Exhibit 99.20

Client Name:	Hudson Advisors
Client Project Name:	COLT 2025-INV2
Start - End Dates:	10/11/2024 - 11/14/2024
Deal Loan Count:	2

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	2

Loan Number	Deal ID	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
XXXX	4350111901	XXXX	TX	(No Data)	ATR/QM: Exempt	C	B	B	B	C	A	A	A	C	B	B	B	C	A	A	A	Credit	Assets	Active	B	B	B	B	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	No	Missing 6 months cash reserves in the amount of $10024.98 for a cash out refi	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1750: High potential for increased earnings
- Clayton Comments:  DSCR: 1.1372  (Rent $1900 / Expenses $1670.83)

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 692 exceeds the minimum of 640 for Rate/term refi with LTV of 70%

CFCFS5269: Minimal use of credit
- Clayton Comments:  6% revolving credit usage

XXXX	4350111901	XXXX	TX	(No Data)	ATR/QM: Exempt	C	B	B	B	C	A	A	A	C	B	B	B	C	A	A	A	Credit	Credit/Mtg History	Active	B	B	B	B	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	No	Missing evidence August and September payment made for primary residence mortgage with XXXX #2557.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1750: High potential for increased earnings
- Clayton Comments:  DSCR: 1.1372  (Rent $1900 / Expenses $1670.83)

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 692 exceeds the minimum of 640 for Rate/term refi with LTV of 70%

CFCFS5269: Minimal use of credit
- Clayton Comments:  6% revolving credit usage

XXXX	4350111901	XXXX	TX	(No Data)	ATR/QM: Exempt	C	B	B	B	C	A	A	A	C	B	B	B	C	A	A	A	Credit	Terms/Guidelines	Active	B	B	B	B	CRDTER3122	Loan documents do not meet guideline requirements	No	Loan closed with a POA. Unable to use a POA on a cash out refi.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1750: High potential for increased earnings
- Clayton Comments:  DSCR: 1.1372  (Rent $1900 / Expenses $1670.83)

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 692 exceeds the minimum of 640 for Rate/term refi with LTV of 70%

CFCFS5269: Minimal use of credit
- Clayton Comments:  6% revolving credit usage

XXXX	4350111901	XXXX	TX	(No Data)	ATR/QM: Exempt	C	B	B	B	C	A	A	A	C	B	B	B	C	A	A	A	Property Valuations	Appraisal	Satisfied	C	A	C	A	PRVAAPPR2502	Appraiser is currently on an exclusionary list	No	Missing search for Appraiser XXXX XXXX is not on a watchlist. The Appraiser search is for a different appraiser.	10-14-24 Client uploaded Appraiser's credentials.	10-14-24 Clayton reviewed credentials. Exception satisfied.	(No Data)	Not Applicable	CFCFS1750: High potential for increased earnings
- Clayton Comments:  DSCR: 1.1372  (Rent $1900 / Expenses $1670.83)

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 692 exceeds the minimum of 640 for Rate/term refi with LTV of 70%

CFCFS5269: Minimal use of credit
- Clayton Comments:  6% revolving credit usage

XXXX	4350111902	XXXX	MO	(No Data)	ATR/QM: Exempt	D	B	B	B	D	A	N/A	N/A	D	B	B	B	D	A	N/A	N/A	Credit	Terms/Guidelines	Active	B	B	B	B	CRDTER3262	Property issues indicated	No	Property is a Non-Warrantable Condo. Builder is still in control, conversion is incomplete, and there are no reserves. Investor concentration is 62% which is greater than the maximum 60% allowed. Client provided an exception approval to allow the loan at a maximum of 70% LTV. Clayton considers this as non-material as equity into the transaction is 30%, borrower has good credit history with credit score 10 points over minimum, and property located in popular destination resort and entertainment area.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS5269: Minimal use of credit
- Clayton Comments:  Borrower has a credit line usage ratio of 10%.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Reserves of 32 months PITIA vs 0 months reserves required.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Qualifying FICO of 785 is 145 points above the 640 FICO required for the program.

XXXX	4350111902	XXXX	MO	(No Data)	ATR/QM: Exempt	D	B	B	B	D	A	N/A	N/A	D	B	B	B	D	A	N/A	N/A	Property Valuations	Appraisal	Satisfied	D	A	D	A	PRVAAPPR3116	Missing updated valuation	No	Missing Third Party Valuation Product in file.	11-15-24 Client uploaded CDA.	11-15-24 Clayton reviewed CDA. Exception satisfied.	(No Data)	Not Applicable	CFCFS5269: Minimal use of credit
- Clayton Comments:  Borrower has a credit line usage ratio of 10%.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Reserves of 32 months PITIA vs 0 months reserves required.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Qualifying FICO of 785 is 145 points above the 640 FICO required for the program.